Sector Regulation and Electricity System Operations	12 Months Ended
Dec. 31, 2020
Disclosure Of Information About Activities Subject To Rate Regulation [Abstract]
Sector Regulation and Electricity System Operations

4.    SECTOR REGULATION AND ELECTRICITY SYSTEM OPERATIONS

i.Regulatory Framework:

a)    Argentina

Argentina has shown signs of intervention in the electric market since the 2002 crisis. Within this context, the Government announced in 2012 its intention to replace the regulatory framework with a framework based on average cost.

Resolution No. 95/2013 was issued in March 2013, significantly changing the system for the remuneration of generation companies and setting new prices for capacity depending on the type of technology used and availability. It also established new values for the remuneration of non-fuel variable costs in addition to consider additional remuneration for energy generated. This Resolution also defined remuneration by type of technology and size of the plants, establishing for each case a recognition of fixed costs (to be determined based on fulfillment of availability), and variable costs plus additional remuneration (these two concepts are determined based on energy generated). Part of the additional remuneration is consolidated in a trust for future investments.

The commercial management and fuel delivery are centralized by Compañía Administradora del Mercado Mayorista de Electricidad Sociedad Anónima (CAMMESA).

On February 2, 2017, the Secretariat of Electric Energy (SEE) issued Resolution No. 19/2017 replacing Resolution No. 22/2016 issued by the SEE, which set the remuneration guidelines for existing power generating plants. Such resolution defines the minimum remuneration for the energy capacity by technology and scale, and allows thermal units to offer availability commitments with differentiated remuneration that is equal for all technologies. Thermal generators may declare the price of firm capacity to be committed for a three-year period per unit each summer period, and may also provide the information by summer and winter periods (adjustments can be made during the period). Remuneration will be received by each generation unit with committed capacity and will be proportional to its compliance, with the minimum remuneration calculated based on the minimum price. In addition, the thermal generator could offer additional capacity availability for bi-annual periods, which will be auctioned at a maximum price.

In relation to hydroelectric power plants, a new scheme is defined to assess energy capacity based on actual energy capacity available (that will result in a higher value for capacity than under the previous regulation). Likewise, a base capacity amount and an additional selected amount are defined for the period from May   2017 to October   2017, and another amount beginning in November 2017.

The remuneration amounts included in Resolution No. 19/2017 are denominated in U.S. dollars and will be translated to Argentine pesos using the last business day exchange rate published by the Argentine Central Bank, and will be effective for the term established in CAMMESA’s procedures. Subsequently, the SEE established that the exchange rate to be used to translate to Argentine pesos should correspond to the spot exchange rate from the day before the transaction due date, starting from November   2017.

Accordingly, the SEE instructed CAMMESA to acquire natural gas under fixed and uninterruptable conditions through the Electronic Gas Market (MEGSA) to supply thermal power generation.

On Wednesday, November 7, 2018, Resolution 2018-70-APN-SGE was published in the Official Gazette, enabling MEM Generators, Co-Generators, and Self-Generators to acquire their own supply of fuel for electricity generation, and allowing generators to obtain an additional margin when producing using their own fuel, only if the purchase price of gas is lower than the price recognized by CAMMESA. With this resolution, generators charge the Variable Cost of Production (CVP) according to the prices recognized and CAMMESA is responsible for continued supply to all other generators that do not acquire their own fuel.

On February 28, 2019, SRR and ME Resolution No. 1/2019 replaced SEE Resolution No. 19/2017 which established the guidelines for the remuneration of existing power plants.

On September 12, an agreement was entered into between Enel Generación Costanera, Enel Generación El Chocón, Enel Trading and CAMMESA, which establishes that there are no pending issues to be claimed on Availability Contracts and other financing contracts. This agreement provides the aforementioned companies with the following benefits: for Costanera the risk of penalties, interest contingencies and the waiver of future tariffs (provided in the agreements) were eliminated. In addition, this agreement allows for the collection of receivables assigned to Enel Generación Costanera in the transaction from Enel Generación El Chocón and Enel Trading.

In December 2019, through Resolution No. 12/2019, the new government decided to repeal Resolution No. 2018-70-APN-SGE, which allowed companies to manage their own fuel supply, leaving CAMMESA in charge again.

On February 27, 2020, the Department of Energy issued Resolution SE 31/2020, which replaced SRR and ME Resolution No. 1/2019, effective from February 1, 2020. Under this resolution, remuneration prices are set in pesos at the exchange rate of ARS 60 = US$ 1 and the resolution established the update of values in Argentine pesos. Resolution SE 31/2020 defines minimum power remuneration for technology and scale according to real availability, and additionally for thermal units the possibility of offering commitments on availability with equal differential remuneration for all technologies. CAMMESA will enable the thermal generator to file a statement up to 30 days before the beginning of each quarterly period stating the firm power value to be committed by each unit, differentiating by summer, winter and the remainder of the year (adjustments can be made in the same period). The remuneration that a unit with power commitment will receive will be proportional to its compliance, and the minimum value is calculated based on the minimum price. The power remuneration will be affected depending on the usage factor of thermal generation equipment.

Through Decree 732 dated September 4, 2020, the Secretariat of Energy became part of the Ministry of Economy.

Non-Conventional Renewable Energy

In Argentina, on October 21, 2015, Law No. 27,191 for Renewable Energy was issued, replacing Law No. 26,190. The new regulation postpones reaching an 8% share in the national demand of energy with renewable sources for generation to December 31, 2017 and establishes a second stage goal of reaching a 20% share in 2025 by establishing milestones of 12% at the end of 2019 , 16% at the end of 2021 and 18% at the end of 2023. The enacted law creates a Fiduciary Fund (“FODER”) to finance works, grant tax benefits for renewable energy projects and establish exemptions for specific taxes and nationwide, provincial and municipality royalties until December 31, 2025. Customers classified as Large Users (>300 Kw) will comply on an individual basis with the renewable share goals, establishing that the price of contracts will not exceed US$ 113 per MWh, and establishing sanctions for those not fulfilling the goals.

Tariff Revisions

On February 1, 2017, ENRE issued Resolution No. 64/2017, which finalized the RTI and as a result establishes the annual remuneration recognized to Edesur of ARS14,539,836,941.

In connection with the new tariff structure and charges, MEyM instructed ENRE to limit the VAD increase as a result of the RTI process to be applied beginning on February 1, 2017 to 42% as compared to the VAD currently effective. The application of the remaining VAD increase would be made in two stages: the first stage in November 2017 and the second stage in February 2018.

In addition, it instructed ENRE to compensate Edesur and Edenor. for the difference in VAD as a result of the gradual application of the tariff increases in the RTI, in 48 installments beginning on February 1, 2018, which would be incorporated to the VAD determined on that date.

The new regulation also sets the method for updating the revenues of distribution companies based on fluctuations in economic prices, and all other matters related to service quality and supply requirements.

On December 1, 2017 through Resolution 602 the ENRE resolved to approve Edesur’s new Inherent Distribution Cost value, through the application of the mechanisms foreseen in the RTI. It jointly issued the Tariff Tables that reflect the Seasonal Prices (generation and transportation) contained in the Department of Electric Energy Resolution No. 1091 of 2017, as well as the new subsidy schemes for the Social Tariff and consumption savings bonus for residential users.

As a continuation of the same event, on January 31, 2018, the ENRE approved the new values in effect as of February 1, 2018. These tables include a new reduction in the subsidies of the wholesale price, taking it to a value of 90% of the seasonal price in 2017. In addition, it maintained the subsidies on the social tariff and a lower stimulation plan bonus, for reduction of electrical consumption. Accordingly, the Edesur tariff amounts to ARS 2.2828 / kWh without taxes beginning on February 1, 2018.

Simultaneously and in order to resume the normal structural conditions, the Argentine National Government decided not to extend the validity of the Electric Emergency Law (effective  until December 31, 2017) and the Economic Emergency (effective until January 6, 2018).

In addition, on April 17, 2017, the MEyM issued a note which instructs the SEE to determine within 120 working days if there are pending obligations of the Agreement and the treatment to be granted, and to issue a final resolution report during the following 30 days. For these purposes, the SEE requested that Edesur, ENRE and CAMMESA provide the relevant information.

On July 30, 2018, and within the framework of the Ministry of Energy’s intention to make tariff increases more gradually, a commitment was signed between the MINE and Edesur through which Edesur would receive 50% of the increase related to the adjustment mechanism foreseen in the tariff beginning on August 1, 2018 and would receive the remaining 50% in 6 adjusted installments beginning on February 1, 2019 , and maintain the Investments Plan agreed in the RTI. The same commitment was also signed by Edenor simultaneously.

Under the agreed commitment, on August 1, 2018, 50%  (7.925%) of the increase corresponding to the August 2018 application of the MMC to Distribution Added Value was applied. Together with this increase the intention to eliminate subsidies to the wholesale price of energy continued, which had been delayed by the devaluation in June and July. With an increase of almost 50%, this led to the price of the Distributors’ Large Users (demand greater than 300 kW/month) at approximately ARS$2,700 per MWh and the rest of the distributors’ demand at approximately ARS$1,400 per MWh. In addition, the ex-post adjustments were applied corresponding to the reimbursement of the AT Transportation costs of the previous Tariff Schedule (amendment of regulations) and to the amounts recognized as compensation for the Debit/Credit tax and the Safety and Hygiene Rates.

On December 10, ENRE issued Resolution 318/2018 in which it approved the methodology and updated the values of remuneration for the sub-transmission service (PAFTT) offered among the distributors Edesur, Edenor and Edelap, effective beginning on March 6, 2017. This was pending in the Comprehensive Tariff Review. This mechanism makes it possible to remunerate operating and maintenance costs, as well as the recognition of the related losses and the transfer to the tariff of the costs incurred by Edesur for this concept.

Additionally, by means of Resolution No. 366 of the Secretariat of Energy of December 27, 2018, it was announced  that the new supply cost was approximately US$ 68 per MWh, which was 13% lower than that established in August 2018 due to the improvements in the gas contracts obtained by CAMMESA and the decrease in the international price of oil. In addition, the future Seasonal Prices to be transferred to the end users’ tariff continue with subsidy reductions foreseen by the authorities going from around 30% in February to a 15% subsidy in August 2019. However, these prices translated into local currency mean an initial increase of 26% in February 2019 and subsequent increases of 6% in May and August 2019.

On February 1, 2019, ENRE Resolutions 24/2019 and 26/2019 were issued in the Official Gazette. The former approved the values of the Rate Table effective from the invoicing related to the reading of meters after midnight on February 1, 2019 according to the increases in the Energy Stabilized Price and the Reference Price of power, as established by Resolution SGE 366/2019. Also, the FNEE increase is included, from ARS$ 15.50 per MWh to ARS$ 80 per MWh, while the AT Transport Cost had no changes. The second resolution (Resolution 26/2019) approves the new values of the Own Distribution Cost effective from the same period as the first (February 2019), stating that they will be applied from March 1, 2019.

In relation to the Social Rate that was no longer funded by the National State from January 1, 2019, both the Autonomous City of Buenos Aires and the Province of Buenos Aires undertook the commitment of continuing with this effective system. This is the reason why ENRE provides instructions Edesur to continue the application of the Social Rate, including Maximum Amounts.

On May 2, 2019, the new table of rates was issued; containing an update of the Seasonal Price for May through July 2019. The new feature is a differential price for the residential segment in order to keep it from increasing (per measures announced by the government on April 17, 2019). It will be applied beginning with consumption starting on May 1, 2019.

On July 18, 2019 by means of Resolution No. 189/19, ENRE finalized the regulations to be applied to the User-Generators (distributed generation). The most relevant aspects of the resolution are:

•The approval of the Injection Tariffs for Users-Generators of the various tariff categories, corresponding to the Stabilized Energy Prices (PEE) and the Stabilized Transport Price (PET).

•The parameters established for the Users-Generators of the T1 category with respect to the maximum value registered between the energy acquired or demanded and the energy injected.

•The parameters set for the User-Generators of the T2 and T3 categories with respect to the Capacity to be Invoiced for Distribution Service which will be the maximum value registered between the power consumed and the power injected.

Note that the whole set of regulations issued from those under Law 27,424 (on the Promotion of Distributed Generation) to ENRE Resolutions No. 111/19 and 189/19 affirm the position of Argentine regulation for the protection of Edesur's remuneration.

On September 19, 2019, Edesur entered into a Rate Chart Maintenance Agreement with the Argentine national government, by means of which the latter instructed ENRE, during the six-month period starting from August 1, 2019, to maintain the rate charts effective prior to such period for all tariff categories, which implies that Edesur will continue to receive the compensations included therein due for previous recoveries and deferrals (Resolution No. 26/19 issued by ENRE). The difference generated in VAD and the difference related to seasonal prices for the period between August 1, 2019 and December 31, 2019, will be recovered in 7 monthly installments starting from January 1, 2020. Within this framework, an agreement was reached to postpone the payment of all sanctions until March 1, 2020 at their original value plus any adjustments applicable at the time of payment, in 6 monthly installments, and Edesur committed to maintain the quality of its services.

On Friday, December 20, 2019, the National Congress approved Law No. 27,541 on Social Solidarity Reactivation of Production in the Public Emergency Framework of The Public Emergency, which declared a public emergency in economic, financial, fiscal, administrative, pension, tariff, energy, health and social matters until December 31, 2020. Article 5 empowers the National Executive Power to maintain the tariffs under federal jurisdiction for electricity and gas and to initiate a process of renegotiation of the Comprehensive Tariff Review in force in an extraordinary manner for a maximum period of up to 180 days, aimed at reducing the actual tariff burden on households, businesses and industries for the year 2020. Article 6 enables ENRE to maintain its competency during the emergency by, in Article 7, suspending the validity of the second paragraph of Article 124 of Law No.27,467

On Friday, December 27, 2019, the ENRE, under the provisions of Article 7 of Law No. 27,541, instructed Edesur not to modify the Tariff Schedule in force even though it is no longer subject to federal jurisdiction.

On March 17, 2020, through the Need and Urgent Decree issued by the National Executive Power No. 277/2020 an administrator was appointed for ENRE until December 31, 2020. This action together with the requirement to perform a technical, legal and financial audit and review of the previous management, was implemented in order to provide information and/or documentation to the PEN and to propose actions and measures that should be adopted.

On March 25, 2020 DNU 311/2020 was issued setting forth a limitation on the possibility of suspending basic services (180 consecutive days) including for users who had already been notified that they would be disconnected. Note that due to the Group’s efforts, especially through ADEERA, we determined that on the one hand the universe reached was restricted, and on the other this was an unprecedented event in measures of this type given its scope that encompasses telephone, internet and cable television. Although from the point of view of the media, the limitation will be communicated without clarification by the authorities, the fine print restricts the universe of users impacted to those that currently have a social tariff or those that receive some type of allowance or particular subsidy (Public Welfare Entities, Neighborhood Clubs, etc.).

On June 18, 2020 and before the expiration of the 180-day term established by Article 5 of Law 27,541 on Production Solidarity and Reactivation, Edesur proactively and through General Manager Note 55, sent a “Report” to ENRE, without implying consent to jurisdiction, which contained a detailed analysis of the evolution of the Integral Rate Review defined under the scope of ENRE Resolution No. 64/17, also considering its comparison with the actual evolution from the effective date thereof on February 1, 2017, to December 31, 2020.  Accordingly, the “Report” would be part of the Extraordinary Tariff Review established by that law. It was accompanied by the relevant claim for the related tariff update. Simultaneously, notes and copies were issued to the licensors (CABA and PBA) and the Secretariat of Energy, different municipalities in the concessions area, and the related public defenders’ offices. Finally, and almost simultaneously, on June 19, 2020 the Need and Urgent Decree (DNU) No. 543 was published in the Official Gazette, establishing, in the first place, the 180-day extension with a new deadline for this review on December 17, 2020. Secondly, it extended the benefits established by DNU 311/20 (restrictions to disruption of energy supply) in the case of users recording payment default in up to 6 consecutive or alternate bills (previously in up to 3), with due dates from March 1, 2020.

In order to progress toward a solution that allows for regularization of the debts of the authorities of the Province of Buenos Aires and the National State in relation to the supply in Underprivileged Neighborhoods, on August 8, 2020, authorities of Edesur met with the Governor of the Province of Buenos Aires. The proposal made by Edesur consists in an agreed procedure that guarantees to the Government of the Province of Buenos Aires that the funds that are received for that purpose will be used by Edesur exclusively for the execution of the electrical infrastructure in that Province.

Decree 756 was issued on September 21, 2020 and extends the benefits of DNU 311/2020 and 543/2020 in case of default or lack of payment of up to seven (7) consecutive or alternate invoices, due from March 1, 2020 for vulnerable customers (previously 3 and then 6); and extension of the term of application up to December 31, 2020.

On December 1, 2020, the lawyer María Soledad Manin (D.N.I. No. 28.447.869) was named as administrator for ENRE beginning on November 11, 2020, under the conditions and in accordance with the terms of Article 1 of Decree No. 277 of March 16, 2020. The most significant aspects of such article are summarized below.

On December 17, 2020, the National Executive Power issued DNU 1020, which postpones the tariff freeze for a maximum of 90 days, or until the tariff chart associated with a Transition Agreement becomes effective, whichever occurs first. It begins the Comprehensive Tariff Renegotiation Process, the final result of which will be a Final Renegotiation Agreement within a term lower than 2 years. This negotiation exclusively falls upon the regulatory entities. It authorizes regulators to set transition rates and segment rate categories. And for the purpose of complying with that indicated above, the DNU assigns powers to the entities (ENRE and ENARGAS). These powers include, in addition to those required by renegotiation processes, the capacity to perform transactions and/or settlements, compensations, etc.

On December 27, 2020, authorized representatives of the Argentine Government, the Province of Buenos Aires, the ENRE, Edenor and Edesur entered into an agreement to formalize the debt payment mechanism associated with the Framework Agreement, where companies assumed the commitment to assign those funds to works to improve the energy supply service.

b)     Brazil

The legislation in Brazil allows the participation of private equity in the electricity sector, upholds free competition among companies in electricity generation and transmission, and defines criteria to avoid certain levels of economic concentration and/or market practices that may cause a decline in free competition.

In relation to the indicative plans made by authorities based on the contract requirements stated by distribution companies, the Ministry of Energy is involved in the expansion of the electricity system, both setting capacity quotas by technology and, promoting separate tender processes for thermal, hydraulic or renewable energies, or directly holding tender processes for specific projects. In addition, the operation is centrally where an independent operator (National System Operator “ONS” in its Portuguese acronym) coordinates centralized load dispatch based on variable production costs and seeks to ensure the supply of demand at minimum cost for the system. The spot market price is denominated Difference Settlement Price (PLD).

Generation companies are entitled to sell their energy on the regulated or unregulated market through contracts and trade their surpluses or deficits on the spot market. The unregulated market is aimed at significant users, with a limit of 2000 kW if they buy energy from any source or 500 kW if they buy Non-Conventional Renewable Energy (NCRE) (this limit changed to 2,500 kW from July 1, 2019, and to 2,000 kW from January 1, 2020 and will change  to 1,500 kW, 1,000kW and 500kW, respectively from January 1, 2021, 2022 and 2023).

In the unregulated market, suppliers and their clients directly negotiate energy purchase conditions. In the regulated market, where distribution companies operate, the energy purchase must be performed through a bidding process instead, which is coordinated by the National Electricity Agency (“ANEEL” in its Portuguese acronym). Accordingly, the regulated purchase price used in the determination of tariffs for end users is based on average prices of open bids, and there are separate bidding processes for existing and new energy. Bidding processes for new energy consider long-term generation contracts in which new generation projects must address the growth of demand foreseen by distributors. The open bids for existing energy consider shorter contractual terms and are intended to address the distributors’ contractual requirements needs arising from maturity date of previous contracts. Each bidding process is centrally coordinated, Where ANEEL establishes maximum prices and, as a result, contracts where all distributors involved in the process buy pro rata from each offering generator are entered to.

These regulatory mechanisms ensure the creation of regulatory assets/liabilities, whose tariff adjustment for possible deficits will be made from in the subsequent tariff adjustments (March 15 for Enel Distribución Río S.A. (formerly Ampla) April 22 for Enel Distribución Ceará S.A. (formerly Coelce), July 4, for Enel Distribución São Paulo (formerly Eletropaulo) and October 22 for Enel Distribución Goiás).  This mechanism has existed since 2001, and is called the Securities Compensation Account - Part A “CVA” in its Portuguese acronym) which is aimed at maintaining consistent operating margins for the dealer by allowing tariff revenue from costs of Part A.

The CVA helps maintain market stability and allows for the creation of deferred costs, which can be compensated through rate adjustments based on the necessary rates to compensate deficits from the previous year. These regulatory assets (CVAs and others) are part of the assets that can be compensated at the end of the concession, in the event these cannot be compensated through rates. Accordingly, in compliance with IFRS, these regulatory assets can be recorded in the accounting records (see Note 3.d.1).

In 2014, Brazil experienced severe drought conditions. In November 2014, the system reached its maximum risk of energy rationing. The average reservoir limits were 1% below the last rationing. To cover the overpriced cost of energy, the government created the ACR account through bank loans to be paid off within two years through the rates. Payments into the ACR account ended in September 2019, and the remaining balance of this fund was accredited to distributors in October 2019.

In January   2015, based on the mismatches between the costs recognized in tariffs and actual costs other than those related to operations of distribution entities, ANEEL began the application of a Pricing System known as “Tariffs Flags” of additional monthly charges over the tariff to the customers, provided that the marginal cost of the system is higher than the regulatory standard.

The Tariff Flags System is comprised of three levels of colored flags: Red, Yellow and Green.

From January 2015 until the reporting date of these financial statements, the supplemental values of the flags have been changing based on new expectations of future generation costs. The values currently used (since November 2019) for the flags are:

•	Green flag rate: Favorable generation conditions
•	Yellow flag rate: BRL1,343 per 100 (kWh)
•	Red flag rate - level 1: BRL4,169 per 100 (kWh)
•	Red flag rate - level 2: BRL6,243 per 100 (kWh)

In conclusion, under this tariff system the generation cost that is currently transferred to the customer only once a year (when the annual tariff adjustment is performed), will have a variation on a monthly basis and the customer will be able to better manage its electricity consumption.

Energy tenders

Regarding energy tenders under regulated regime, the Brazilian government performs several tenders each year in order to change the composition of the energy bid.

Given the measures to address COVID-19, the tenders in 2020 were postponed and a future date has not yet been defined, based on Ordinance No. 134/2020 issued by the Ministry of Mining and Energy.

Energy exports

On June 2, 2020, Enel Green Power Cachoeira Dourada S.A. (CDSA) was authorized to export electricity to Argentina and Uruguay, as per MME Ordinance No. 226/2020. The authorization will be effective until December 31, 2022.

Energy sales

On April 17, 2020 Enel Trading Brasil S.A. (Enel Trading), a company from the Group established for energy sales, was authorized to act as an Electric Energy Commercialization Agent in Brazil.

Distributed Generation

General features

Regulatory REN Resolution 482/2012 and its revision in 2015 regulated the connection of the distributed generation systems to consumers connected to the distribution network, as well as the Electricity Compensation System (“SCEE”), where the energy injected by the Distributed Generation systems is compensated in the energy billed to the consumer that has this system. This situation created a large incentive for investment in Distributed Generation, as it expanded the market share of the companies that created products for sale to consumers.

Definitions of Distributed Generation

Distributed generation allows the use of any source of renewable energy and qualified co-generation. The term distributed micro-generation refers to power plants with an installed power capacity of up to 75 kilowatts (kW)  and distributed mini-generation refers to power plants with higher than 75 kW and less than or equal to 5 MW, which are connected to the distribution network through the consumption units installation.. The regulation prohibits power stations from qualifying as distributed microgeneration when they have been subject to registration, concession, permission or authorization, or have: (i) begun commercial operation; (ii) transferred their electric energy to a distribution concessionary or permission holder, where the distributor has to identify those cases.

Reviews, Tariff Adjustment and others

The Electricity Compensation System, established by Regulatory Resolution No. 482/12 presents distortions in the remuneration of the distribution and transmission infrastructure, as well as in charges, by consumers who have a Distributed Generation system. These distortions affect the remuneration of the distributors’ investment and also the energy rate of other consumers in the concession area, who do not have distributed generation installed. A review of the regulations is planned for 2021, with changes to the incentives currently in force.

Tariff Review of Enel Distribución Rio (2018)

On March 13, 2018, ANEEL approved the provisional result of the Fourth Periodic Tariff Review of Enel Distribución Rio, starting from February 15, 2018, which was consolidated upon evaluation of the contributions made in the Public Hearing No. 078/2017. The result leads to an average effect for consumers of 21.04%, and 19.94% for consumers connected to High Voltage – HV, and 21.46% for those connected to Low Voltage – LV. It established the T component of X Factor at 0.00% and technical losses at 9.1%.

Tariff Adjustment of Enel Distribución Ceará S.A (2018)

On April 17, 2018, ANEEL approved the result of the adjustment of Enel Distribución Ceará, starting from April 22, 2018. The result leads to an average effect for consumers of 4.96%, and 7.96% for consumers connected to High Voltage – HV and 3.8% for those connected to Low Voltage – LV.

Adjustment of Enel CIEN (2018)

Resolution No. 2408, dated October 22, 2018, established the permitted annual revenue (RAP). The values for Enel CIEN are: Garabi I (RAP:  BRL 172,667,795.35 and adjusted PA: BRL 6,579,727.76) and Garabi II (RAP: BRL 179,367,079,58 and adjusted PA: BRL 6,834,803.35).

Tariff Adjustment of Enel Distribución São Paulo (2018)

On July 4, 2018, ANEEL approved the tariffs applicable for consumers. The result of this process was a tariff adjustment index of  +16.4%, composed of an economic adjustment of  +10.5% and a financial adjustment of  +5.9%.  Upon removal of the financial adjustment of the previous year (0.6%),  the average effect for the consumer was  +15.8%,  wich was larger for consumers connected to High Voltage (+17.7%) as compared those connected to Low Voltage who recorded a low increase of 15.1%.

Tariff Adjustment of Enel Distribución Goiás S.A. (2018)

On October 16, 2018, ANEEL approved the result of the review of Enel Distribución Goiás, starting from April 22, 2018. The result leads to an average effect for consumers of 18.54%, with 26.52% for consumers connected to High Voltage - HV and 15.31% for those connected to Low Voltage – LV.

Enel Generación Fortaleza

The Fortaleza Thermal Power Generation Plant (CGTF), a thermal power plant that runs on natural gas, had a discrepancy with Petrobras, the power plant's gas supplier, leading to the unilateral termination of the supply contract by Petrobras. Enel filed a lawsuit against Petrobras to reestablish the gas supply to the plant, and secured fuel supply under the court's rulings, until August 31, 2020 when CGTF and Petrobras reached a mutual agreement to withdraw the lawsuit, without prejudice to the maintenance of the contract. These processes are expected to be finalized in the short-term.

Proposal for a solution to the short-term lack of market liquidity

Brazil has been a short-term illiquid market since 2015, the year in which several legal limits were granted to hydro generators for their assumption of non-hydrological risks. This is because the thermal dispatch performed outside the cost merit order, the import of energy without physical guarantee and the impact of the structuring power plants (Belo Monte, Jirau and Santo Antônio power plants) displaced their generation and exposed them to the short-term market under non-manageable factors unrelated to hydrological risk. Accordingly, the hydro generators would be exempted to pay their debts in the short-term market, which currently amounts to BRL  8 billion and represents about 70% of the total amount recognized of the market.

After the enactment of Law No. 14,052/2020 on September 8, 2020, which establishes new conditions for renegotiating the hydrological risk, ANEEL opened a public consultation to regulate the compensation of non-hydrological risks assumed by hydropower plants during the period 2013 through the present date. The term to submit contributions ends on October 23, 2020 and, after the issuance of a Regulatory Resolution, the agents will know the individual economic compensation per power plant and the related extension term of their concession, which is limited to 7 years. Considering this information, and subject to the waiver of legal proceedings and payment of their debts through the present date sustained by precautionary measures, the agents will be able to enter into the contract with ANEEL within 60 days after becoming aware of the results.

After the enactment of Law 14,052 on September 8, 2020, which establishes new conditions for the renegotiation of hydrological risk, on December 1, 2020, ANEEL issued Regulatory Resolution 895/2020 (REN 895/2020) to regulate the compensation of non-hydrological risks assumed by hydropower plants since 2013. As the next steps to take, within 90 days following the REN 895/2020, the CCEE must issue the economic compensation by plant and the related extension period for its concession, limited to 7 years, and the agents will have over 60 days to enter into the agreement and withdraw from the judicial processes. This agreement will resolve the impasse noted by the hydraulic generators in the courts, and will reestablish the liquidity in the Brazilian market in the short term.

Official Communication No. 18 of January 4, 2019

ANEEL, under its regulatory attributions, ordered that, when a billing error occurs for reasons attributable to the distributor, the limit of setback to refund  consumers will be 10 years instead of 36 months.

Tariff adjustment of Enel Distribución Rio (2019)

Enel Distribución Rio’s tariff review was provisionally approved on March 13, 2018, according to Resolution No. 2.377, when tariffs were adjusted to 21.04%.  At that time, the values of the Regulatory Remuneration Base (RRB) and the history of non-technical losses from 2019 to 2022 were provisional. The final calculation of these issues occurred in the Tariff Adjustment of 2019, based on the final calculation of the remuneration basis, BRL 20,052,539.92 were added to Plot B and the difference between the amount approved in 2018 and the final value of 2019 resulted in BRL 21,819,141.88, at the price of March 2019, included as financing items in the Tariffs Adjustment (RTA) of 2019.

The following values were defined for non-technical losses: 19.80% (for 2019), 19.39% (for 2020), 18.98% (for 2021) and 18.57% (for 2022).

The tariff adjustment of Enel Distribución Rio was approved by ANEEL on March 12, 2019, with an average effect for consumers of 9.70%, with 9.72% for low voltage consumers and 9.65% for medium and high voltage customers. This adjustment was effective from March 15, 2019 to March 31, 2019.

ANEEL authorizes CCEE to reach agreement with banks for payment of ACR account

ANEEL authorized the Chamber of Electricity Commercialization (CCEE) to conclude an agreement with a group of eight banks to push up the approval of the so-called ACR Account, a mechanism for the transfer of funds to distributors to cover costs with involuntary exposure in the short-term market and the thermal power plant dispatch between February and December 2014. The measure will withdraw  BRL 8.4 billion from electricity rates until 2020, and allow for an average reduction in rate adjustments of 3.7% in 2019 and 1.2% in 2020.

ANEEL incorporated the effects of the agreement into the tariffs of the companies for which adjustments were made between December 2018 and March 2019 through an extraordinary tariff review: Cepisa, Ceron, Electroacre, Energisa Borborema, Light, and Enel Distribución Rio.

Extraordinary Tariff Review of Enel Distribución Rio

The extraordinary review was necessary due to the decision of ANEEL’s Board of Directors on March 20, 2019, which authorized CCEE to reach the agreement with the group of eight banks to anticipate the payment of the so-called CDE Conta- ACR by September 2019. This decision was reflected in Enel Distribución Rio’s tariff, which was 7.59% (average for all consumers). For low-voltage consumers, the adjustment changed the increase from 9.72% to 7.49%, and for medium- and high-voltage customers, the approved rate changed from 9.65% to 7.89%. The review was applied from April 1, 2019 to March 14, 2020.

Tariff Review of Enel Distribución Ceará (2019)

On April 18, 2019, ANEEL approved the result of the fifth periodic tariff review of Enel Distribución Ceará, effective from April 22, 2019. The result leads to an average effect on consumer rates of 8.22%, which is 7.87% for high-voltage consumers and 8.35% for low- voltage consumers. The T component of X the Factor was adjusted by 1.17%,  recording technical losses of 9.52% in injected energy and non-technical losses of 7.56% in the low-voltage market.

Adjustment of Enel CIEN (2019)

Resolution No. 2,565, dated June 25, 2019, established the annual income allowed (RAP) resulting in the values of Enel CIEN: Garabi I (RAP: BRL 180,711,108.53 and PA: BRL -6,391,867.71) and Garabi II (RAP: BRL 187,722,462.73 and PA: BRL -6,662,275.47).

It should be noted that Enel CIEN should have updated its tariffs in 2019, but the regulator postponed this process until 2020, and its effects were considered in the related adjustment during 2020.

ANEEL Regulatory Resolution No. 853/2019

On August 16, 2019, ANEEL established the provisions related to the quality of the public services for energy transmission, associated with the availability and operating capacity of the Transmission Functions - FT Converter; the new rules become effective starting from January 1, 2020.

Tariff Review of Enel Distribución São Paulo (2019)

On July 2, 2019, ANEEL approved the result of the Fifth Periodic Tariff Review of Enel Distribución Sao Paulo, starting from July 4, 2019, which was consolidated after the evaluation of the contributions submitted at the Public Hearing No. 011/2019. The result is an average effect on consumers rates of 7.03%, with 8.46% for high-voltage consumers and 6.48% for low-voltage consumers.

During the review, the parameters that will be effective for 4 years were established, until the next review in 2023. Such parameters are: technical and non-technical losses (commercial), RAB, operating costs, doubtful accounts and X Factor (productivity and regulatory operating costs).

Tariff Adjustment of Enel Distribución Goiás S.A. (2019)

On October 22, 2019, ANEEL approved the result of the adjustment of Enel Distribución Goiás, starting from October 22, 2019. The average effect on consumer rates is -3.90% and consisted of (i) an economic adjustment of -4.42%, with -5.18% on Plot A and + 0.76% on Plot B, and (ii) financial components of + 6.25% discounting the financial components considered in the last tariff process quantified at 5.73%.

The result leads to an average effect on consumers of -3.90%,  with -2.89% for high-voltage consumers” and -4.32% for low-voltage consumers.

Tariff Adjustment of Enel Distribución Rio (2020)

On March 10, 2020, ANEEL approved the result of the adjustment of Enel Distribución Rio, starting from March 15, 2020. The result leads to an average effect on consumers of +2.71%, with +3.38% for high-voltage consumers and +2.48% for low-voltage consumers.

Tariff Adjustment of Enel Distribución Ceará (2020)

On April 14, 2020, ANEEL approved the tariff adjustment of Enel Distribución Ceará, with an average effect of 3.94% on end consumers. The regulator entity postponed the tariff increases for the next three months, as a response to the economic emergency created by the COVID-19 crisis and for the purpose of protecting captive customers. The tariffs will be fixed until June 30, 2020 and will be adjusted on July 1, 2020.

It should be noted that the loss of revenue due to the non-application of the new tariffs in the mentioned period will be compensated with a delay in the payment of the CDE installments, for May, June and July 2020. Those payments will be duly adjusted by the Selic rate and recomposed to the CDE fund for Enel Distribución Ceará in up to 5 equal installments starting from August 2020. Lastly, the difference in revenue between the approved tariff and extended tariff will be adjusted by the market occurring up to June 30, 2020 and considered in the subsequent tariff process.

CIEN Designation

   On June 19, the Ministry of Mining and Energy published ordinance No. 255, which establishes that Enel CIEN by official designation will continue operating the facilities of Garabi I until a new operator is designated through a tender process, probably starting from August 2022. Until that date, Enel CIEN will receive annual revenue (RAP) calculated based on current criteria and methodology.

Tariff Review of Enel CIEN (2019)

Through Regulatory Resolution No. 2700, dated June 23, 2020, ANEEL approved the final result of the tariff review of Enel Cien, relating to 2019, which was proposed for 2020. The new permitted annual revenue will become effective retroactively from July 1, 2019 and will still be updated upon tariff adjustment of 2020.

The values for Enel CIEN are: Garabi I (RAP: BRL 145,870,451.38) and Garabi II (RAP: BRL 175,884,264.79).

Tariff Adjustment of Enel Distribución São Paulo (2020):

On June 30, 2020, ANEEL approved the tariff adjustment of Enel Distribución São Paulo, with an average effect of 4.23% on end consumers, with 6.00% average, for high-voltage consumers and 3.58% for low-voltage consumers.

It should be noted that the adjustment already considered the effects due to anticipation of the COVID-19 account, thus reducing a greater increase in tariffs for the consumer, which without such resource would be 12.22%.

Tariff Adjustment of Enel CIEN (2020)

Resolution No. 2,725, dated July 14, 2020, established the permitted annual revenue (RAP) for public service concessionaries for energy transmission, due to availability of the transmission facilities under their responsibility.

The values for Enel CIEN are: Garabi I (RAP: BRL 148,620,461.29 and PA: BRL -34,591,321.34) and Garabi II (RAP: BRL 179,251,086.59 and PA: BRL -12,198,352.85).

Rate Adjustment of Enel Distribución Goiás S.A. (2020)

On October 20, 2020, ANEEL approved the result of the rate adjustment by Enel Distribución Goiás, starting October 22, 2020.

The result leads to an average effect on consumers of +4.28%, with +6.63% for consumers connected at High Voltage - HV and +3.36% for those connected at Low Voltage - LV.

ANEEL considered a negative financial adjustment of -7.84%, due to the amounts received in the COVID-19 Account.

ANEEL Regulatory Resolution No. 874/2020

On March 10, 2020, ANEEL approved the new methodology for the calculation and frequency for updating the remuneration rate of regulatory capital (WACC) used to review the tariff or revenue of electric energy distributors, transmitters and generators. Enel Distribución Sao Paulo, Enel Distribución Goias, Enel Distribución Rio and Enel Distribución Ceará will only know the WACC in 2023, which will be applied for their new tariff review. It should be noted that ANEEL also defined the WACC for transmitters that should have performed their Tariff Review in 2019, but was postponed until 2020 (as in the case of Enel CIEN).

ANEEL Regulatory Resolution No. 877/2020

On March 17, 2020, ANEEL approved the methodological review of the Xp Factor associated with productivity (Pd component), applicable to distributors from April 1, 2020. The purpose of the new methodology is to reflect the recent history of productivity gains and cyclical market variances.

For companies whose concession contracts have not been extended, the value of the Xp factor is established in the tariff review, recording no subsequent tariff adjustments. Accordingly, for Enel Distribución Sao Paulo and Enel Distribución Ceará, the adjustment of the Xp factor will only be applied in 2023. In the case of distributors with a new contract (Enel Distribución Goiás and Enel Distribución Rio), the value of the component is calculated in the annual tariff adjustments, based on current data.

ANEEL Regulatory Resolution No. 878/2020

For 90 days (starting from March 24, 2020), this regulatory resolution established measures to preserve the provision of electricity distribution public service due to the public emergency related to the COVID-19 pandemic, which include: prohibiting the suspension of supply according to consumption units  (customers from urban and rural areas)  allowing the suspension of delivery of the monthly printed invoice to consumers (replacing it with electronic invoices or bar codes), prioritizing emergency services and those destined to attend to essential services, among various other measures, to contribute to social isolation actions and prioritize the continuous and reliable supply of electric energy.

This was amended on July 21, 2020 by Regulatory Resolution 891/2020, which extended its term to December 31, 2020, and reduced the prohibition of shut offs for consumers in the low-income residential sub-class.

Federal Government Provisional Measure No. 950/2020

This measure is intended to increase the discount of the Social Tariff for consumers to 100%  with billing of up to 220 KW per month, using CDE resources for this coverage, and allow financial resources to be assumed by CDE in order to face the impact on the electricity sector as a result of the COVID-19 pandemic.

ANEEL Dispatch No. 986/2020

The difference in spot prices in 2019 brought CCEE to an amount of BRL 2 billion. On April 7, ANEEL approved the transfer of this surplus to free consumers (BRL 500 billion) and distributors (BRL 1.4 billion) for future costs of ancillary service charges and operation restrictions.

Reduction of Transmission Charges

As a measure to provide liquidity to the electricity sector due to the effects of COVID-19, on April 20, 2020, ANEEL approved the anticipation of the financial effects of the Adjustment Installment for the months of April, May, and June 2020. The immediate effect is BRL 144 million of discounts to charges for the use of the transmission system by distribution companies (90%) and free consumers (10%), recording similar discounts in May and June.

Decree No. 10,350/2020

On May 18, 2020, the Brazilian government published  Decree No. 10,350/2020 that regulated the COVID-19 account, a sector rescue loan to distribution companies in response to the COVID-19 pandemic. The COVID-19 account consists of a loan obtained from a group of public and private banks, destined to preserve the liquidity of companies from the sector and, at the same time, alleviate the impacts of the crisis affecting the consumers.  Subsequently, these values will be included in the 2021 rate adjustments and continue for 5 years until the loan is fully repaid.

ANEEL Dispatch No. 1,511/2020

Due to the COVID-19 pandemic, on June 1st, 2020 ANEEL suspended, in an exceptional and temporary manner, the application of the Tariff Flags system, until December 31, 2020.

ANEEL Regulatory Resolution No. 885/2020

Regulatory Resolution No. 885/220 was published on June 23, 2020, which regulates Decree No. 10,350/20 and established (i) the cost structure of the COVID-19 account, (ii) the conditions for transferring funds, (iii) the manner in which the account is managed, (iv) the structure of charges for amortization of financial transactions, (v) the settlement of credit transactions, (vi) clauses regulating the acceptance term for the decree provisions, and (vii) limits to the collection of funds by the Distribution Companies, for a total amount of BRL 16 billion.

ANEEL Regulatory Resolution No. 888/2020

Regulatory Resolution No 888/2020, was published on July 9, 2020, and regulates the electricity supply conditions for the public lighting service.  Electricity distribution companies will no longer be able to charge for collecting the municipal tax (COSIP) after the next tariff review. Until then, the charge is limited to 1%.

Federal Government Provisional Measure No. 988/2020

On September 1, 2020 the Federal Government entered into a contract to establish a Provisional Measure with special measures to reduce tariffs in the pandemic period and also in the medium and long-term. The measure is effective for 120 days, after which it no longer valid.

After an extensive political and regulatory debate, on February 4, 2021, MP 998 was passed by the Federal Senate and sent to the president for approval as law. Enel made a significant contribution to the definition of this law, in order to guarantee positive impacts for the group and mitigate problems and risks found in the initial formulations.  The approved text includes (i) a capacity contracting mechanism; (ii) the removal of incentives for renewable energy starting 12 months after the publication of the law; (iii) the approval of the use of funds to contain increases in the Distribution rate; (iv) instructions for developing competitive mechanisms that will allow Distributors to dispose of energy surplus; (v) definition of a special type of sales agent to represent small-scale free consumers in the free market, with the possibility of suspending the offer in the case of payment default. The bill was expected to be passed, without veto, by the end of February.

ANEEL Dispatches No. 2,177/20, 2,353/20, 2.640/20, 2,914/20, 3,197/20 and 3,490/20

The dispatches established the values of the resources of the COVID-19 account transferred to the distribution concessionaries, which were received from July to December 2020.

ANEEL Order No. 3,364/2020

Given the adverse hydropower conditions, on November 30, 2020, ANEEL decided to revoke Order No. 1,511/2020 and reactivated the rate flag system, which was reinstated on December 1, 2020.

Non-Conventional Renewable Energy

ANEEL holds auctions by technology considering the expansion plan set by the planning agency, the Empresa de Pesquisa Energética (“EPE”), so that the target amount set for non-conventional renewable energy capacity is met.

Tariff revisions

In Brazil, there are three types of tariff adjustments: i) Ordinary Tariff Reviews (“RTO”) which are conducted periodically in accordance with the provisions in the concession contracts (for Enel Distribución Ceará and Enel Distribución São Paulo every 4 years and for Enel Distribución Río and Enel Distribución Goiás every 5 years); (ii) Annual Adjustments (“IRT”) since Brazil, unlike other countries, does not automatically index its tariffs to inflation; and (iii) Extraordinary Reviews (“RTE”) when important events have occurred that may affect the financial situation of the distributors.

The final tariff revisions of Enel distributors were performed in 2018 (Enel Distribución Río and Enel Distribución Goiás) and 2019 (Enel Distribución Ceará and Enel Distribución São Paulo). The Enel distributors’ next revisions will be performed in 2023.

c)     Colombia

In 1994, Act 142 or the Public Utility Act (Ley de Servicios Públicos Domiciliarios) and Act 143 or the Electricity Act (Ley Eléctrica) were issued, which established the general criteria and policies regulating the public utility service provision in Colombia, as well as the procedures and mechanisms for its regulation, monitor and oversight.

The Electricity Act make the constitutional approach viable, regulates the generation, transmission, distribution and sale of electricity, creates a market and competitive environment, strengthens the industry and delimit the government intervention. Considering the characteristics of each activity or business, general guidelines were established for the development of the regulatory framework, creation and implementation of the rules that would allow free competition in the power generation and sales industries, while the guidelines for the transmission and distribution industries were aimed to address these activities as monopolies, looking for competitive conditions if possible.

The main institution in the electricity sector is the Ministry Mining and Energy, which through the Mining Energy Planning Unit, (Unidad de Planeación Minero Energética, or UPME) develops the national Energy Plan and the Generation and Transmission Expansion Plan. The Energy and Gas Regulatory Commission (Comisión de Regulación de Energía y Gas or CREG) and the Public Service Superintendency (Superintendencia de Servicios Públicos, or SSPD) regulate and oversee, respectively, the companies in the industry. In addition, the Superintendency of Industry and Commerce is the national authority for free trade protection issues.

The electricity industry operates on the basis of electricity-selling companies and the large consumers are able to buy and sell energy through bilateral contracts or on a short-term energy exchange market, called the “energy exchange” that operates freely according to supply and demand conditions. In addition, there are two mechanisms to promote the expansion of the system: i) auctions of Firm Energy within a “Reliable Charge” scheme and ii) long-term auctions to enhance the Non-conventional Renewable Energy Sources (FRNCE). The market is operated and managed by XM, which is in charge of the National Dispatch Center (Centro Nacional de Despacho, CND), and the Manager of the Commercial Exchange System (Administrador del Sistema de Intercambios Comerciales, ASIC).

Act 1715 of 2014 was created, "By means of which the integration of non-conventional renewable energies into the National Energy System is regulated", which is also intended to promote the efficient management of energy, addressing both energy efficiency and the response to the demand. Such act also promotes the development and use of non-conventional resources, mainly those of a renewable nature, in the national energy system, through their integration into the electricity market, their participation in non-interconnected areas and other energy uses as a necessary means for sustainable economic development, the reduction of greenhouse gas emissions, and the security of energy supply.

In 2019, the CREG established general rules of market behavior for agents performing activities of home utility services of electric power and fuel gas. CREG considers it is necessary to establish a regulatory framework that, in addition to the specific market rules and obligations, defines general rules of behavior that promote and allow further development of: free access to networks and facilities that are monopolies by nature, free choice of service providers and the possibility of user migration, transparency, neutrality, economic efficiency, free competition and the non-abuse of dominant positions.

Due to the worldwide and national situation caused by the COVID-19 pandemic, in March 2020 the National Government declared a State of Economic, Social and Ecological Emergency throughout the national territory and ordered the mandatory preventive lockdown of all the inhabitants of the territory; these measures have generated the issuance of different transitory standards and regulations by the MME, CREG and SSPD among others, which looks forward to guarantee the continuous and stable provision of public residential services and mitigate the economic and social effects in the electric energy and natural gas sectors.

The National Government has published the final documents containing the analysis and proposals of the “Energy Transformation Assignment" which will be established in the sector route sheet, as a guide for the main transformations that will be adopted in the future. The Mission's recommendations were disseminated and reported to the sector's agents for review and comment in February 2020.

Non-Conventional Renewable Energy

In 2014, Law No. 1,715 was enacted, creating a legal framework for the development of non-conventional renewable energies, which established guidelines on the declaration of public utility, tax, tariff and accounting incentives. As part of the regulation, the Ministry of Mining and Energy issued Decree No. 2,469 of 2014, which established the energy policy guidelines for the delivery of self-generation surpluses. The regulations issued by the CREG have been aimed at allowing the participation of Non-Conventional Renewable Energy Sources (NCREs) in the Reliability Charge mechanism, and strengthened the participation of demand through large- and small-scale self generation.

In this manner, for the purpose of having an electric energy generation matrix that is resilient and complementary while reducing the emission of greenhouse effect gasses (GEI) and promoting competition in the sector, the Ministry of Mining and Energy (MME), the Mining Energy Planning Unit (UPME) and the Energy and Gas Commission (CREG) have made a number of adjustments to the tender regulations, defining two separate, sealed envelope tenders with voluntary participation, exclusively for new FNCER projects, with a price ceiling, the product of which is a 15-year pay of what was contracted contract model in COP/kWh and with an inception date of January 1, 2022.

In May 2019, Law 1955 - 2018-2022 National Development Plan “Pacto por Colombia, Pacto por la Equidad” was approved. The following items of the final wording are emphasized: i. Tax Benefit: whoever makes investments in FNCER shall have a right to deduct from their income in a period of no more than 15 years, 50% of the total investment made. ii. Energy matrix – FNCER Energy Purchase in long-term contracts: commercializing agents will be obliged to purchase electric energy from FNCER (between 8% and 10% of their purchases). However, the Ministry of Mining and Energy or the delegated entity, shall regulate the scope of the obligation.

Tariff Revisions

CREG is the entity that defines the method by which distribution networks are paid. Distribution charges are reviewed every five years and updated monthly according to the Producer Price Index (“PPI”). Currently, these charges include the new replacement value of all operational assets, the Administration, Operation and Maintenance (“AOM”) and non-electrical assets used in the distribution business.

The current distribution charges for Codensa were issued by CREG in October 2009.

Additionally, CREG issued Resolution No. 95 in 2015, which defined a method for calculating the regulated remuneration tariff (“WACC”) for electricity transmission and distribution, as well as for natural gas transportation and distribution.

In February 2018, CREG issued Resolution No. 015 of 2018, which definitively decides on the Distribution Remuneration Methodology for the new tariff period, which determines the remuneration over the existing asset base, the presentation of investment plans, the remuneration of operating and maintenance expenses and defines ways to decrease losses and service quality. Finally, in December 2019, the Commission published CREG Resolution 189 of 2019, which approves the necessary variables for calculating the revenue and charges associated with the electricity distribution activity for the commercialization market in which Codensa operates.

In September 2018, CREG issued Resolution No. 114 of 2018, by which it determined the general principles and conditions that must be met by the mechanisms for the marketing of electric energy in order for its prices to be recognized in the component of costs of energy purchases from the regulated user.

In February 2019, CREG issued Resolution No. 015 of 2019, which modifies the rate of return for the electricity distribution activity (with 11.79% for the year 2019, 11.64% for the year 2020, 11.5% for the year 2021 and 11.36% from the year 2022 onwards), which responds to the aforementioned methodology.

In May 2019, the Ministry of Mining and Energy issued Resolution No. 40,459. This new regulation from the ministry revises the public policy guidelines on Advanced Measurement Infrastructures (AMI) in the public electric power service.

In May 2019, Law No.1,955, the National Development Plan, was approved, which contains the following guidelines:

•	Subsidies to customers in categories 1, 2 and 3 are extended until December 31, 2022.
•

A special transitional regime is created to ensure the sustainability of efficient service provision: i) surcharge per kilowatt hour consumed to support the Business Fund in the national territory (COP 4/kWh); and ii) additional 1% contribution to the SSPD regulated in article 85 of Law No.142 of 1994.

•	Law No.143 of 1994 is revised to extend the restriction on vertical integration and restrict integration through business groups.
•	The Ministry of Mining and Energy (or the entity designated to perform this function) will regulate the scope of the aforementioned measures.

In September 2019, the SSPD issued the regulation of the national surcharge of COP 4 / kWh, as part of the measures required to guarantee the provision of electric power service under the charge of the companies operated by the SSPD. This rate applies to strata 4.5 and 6; commercial and industrial and will be in force from November and will be retroactive to July and its collection is considered third party income.

In October 2019, CREG issued Resolution No. 129 of 2019; which establishes the formula for the transfer in the energy purchase component to the regulated user of the prices of the contracting mechanism that sign contracts resulting from the auction referred to in Resolution No. 40,590 of 2019 of the Ministry of Mining and Energy.

In December 2019, CREG issued draft Resolution No. 155 of 2019, which contains the conceptual bases for the remuneration of the marketing activity.

In December 2019 CREG issued Resolution No. 198 of 2019, extending the application of the subsidies to leave 1 and tier 2 customers.

On March 17, 2020, the National Government declared a state of economic, social and environmental emergency throughout the country, to reflect the public crisis affecting the country due to the new coronavirus (COVID-19), which has been extended until February 28, 2021.

On June 24, 2020, CREG issued Resolution No. 122 of 2020, approving the final distribution for Enel Codensa. In its approval, CREG resolved the appeal filed by the Company with respect to Resolution No. 189 of 2019.

In addition, CREG in its final approval makes the correction of the Base of Assets, the incorporation of additional events in the calculation of quality indicators and the retroactive application of service quality incentives.

The Constitutional Court declared the unenforceability of Article 313 of Law 1955 of 2019, through ruling C-504, which indicates that the surcharge collection agents must abstain from billing, charging, or collecting the surcharge during billing periods immediately following December 3, 2020. The portfolio cannot be written off, and collection proceedings must be arranged to be transferred to the corporate fund.

The Constitutional Court declared the unenforceability of Article 18 of Law 1955 of 2019, through ruling C-484, which implies that, as of 2021, the contribution will be reliquidated both for CREG and SSPD, implying a reduction in both contributions.

d)    Peru

Law No. 25,844, the Law on Electricity Concessions, indicates that the Peruvian electricity sector is divided into three large segments: generation, transmission and distribution, such that no more than one activity can be developed by the same company. The Peruvian electricity system is known as the National Interconnected Electricity System (SEIN), in addition to some isolated electricity systems.

According to the abovementioned Law, generation companies’ operations will be subject to the provisions of the Economic Operations Committee for the National Interconnected System (COES) for the purpose of coordinating their operations at minimum cost, guaranteeing the secure supply of electricity and best use of energy resources. The COES manages power and energy transfers between generators, considering contractual injections and withdrawals, and values these transfers on a monthly basis, as well as compensations to the transmission system owners and compensations to other generators according to the regulations established by OSINERGMIN in this regard.

The main purposes of Law No. 28,832 are i) to ensure the sufficiency of efficient electricity generation, which reduces the electricity system's exposure to price volatility and the risk of rationing due to energy shortage; and to ensure a competitive electricity rate for consumers; ii) to reduce administrative intervention in the determination of generation prices through market solutions; and iii) to promote effective competition in the generation market.

The main changes introduced by the law refer to the short-term market participation of generation companies, distribution companies, and free large customers, including both distributors and free customers as participants in the COES, and modifying the latter's structure. It also added the bid mechanism to be followed by electricity distribution companies for the purposes of entering into electricity supply contracts with generation companies for the public supply of electricity and, optionally, in the case of free users.

The sale of energy by generators to distributors for the purpose of the public supply of electricity, shall be performed through bids or bilateral contracts (with a regulated maximum price - bar rate). The bid mechanism has the purpose of establishing a system that promotes investments in new generation capacity through long-term electricity supply contracts and firm rates with distribution companies.

Supreme Decree No. 026-2016-EM approves the Wholesale Electricity Market Regulations (MME Regulations) and incorporates the definition of “MME” which is composed of the short-term market (“MCP”) and the complementary service allocation, operative inflexibility, and congestion income allocation mechanisms. The participants authorized to purchase in the MCP are: generators to meet their supply contracts, distributors to meet the needs of their free users (up to 10% of maximum demand), and large users to meet up to 10% of maximum demand. The COES will calculate marginal energy costs and marginal congestion costs, provisional daily values of the transactions in the MME, and the results will be reported to participants on the COES website. The participants must have payment guarantees, and the COES will take action in the event of non-compliance with these.

Legislative Decree No. 1,002 creates a promotional regime for non-conventional renewable sources of energy “RER”; through tenders for specific technologies (to cover up to 5% of the electrical power demand) with a mechanism of guaranteed revenue paid by the demand through a tariff charge in the connection fee.

Legislative Decree No. 1,221 amends the Law on Electricity Concessions, mainly introducing the following changes:

•	The Ministry of Energy and Mining will determine a Technical Responsibility Zone for each distribution concessionary.
•	It establishes the performance of studies and the setting of Value-Added Distribution (VAD) for each distribution concessionary providing services to more than 50,000 suppliers.
•	Recognition of an additional charge for technological innovation projects previously approved by OSINERGMIN, equivalent to a maximum percentage of the annual revenue.
•	Incentives to improve the quality of the service from the actual quality until the target value is achieved.

Through Executive Decree No. 018‑2016‑EM the Regulations of the Electricity Concessions Law is amended, which are mainly: the incorporation of the possibility to install supplies with intelligent metering owned by the distribution Company and its investment costs and operation and maintenance costs (O&M) will be considered in the VAD; the proposed Technical Responsibility Zones (ZRT) will be published; technological innovation projects will be included in the VAD and they will be compensated through a charge for power.

In addition, with respect to customers who may choose to belong to the regulated or unregulated market, Executive Decree No. 018-2016 maintained the following provisions:

•	The range for customers who may choose to be regulated or unregulated fluctuated between 200 and 2,500 kW.
•	The condition change shall be notified to the current supplier at least one year in advance. The user must remain in the new condition for at least 3 years.
•	Customers whose maximum demand is greater than 2,500 kW are necessarily unregulated customers.

Legislative Decree No. 1041 modified various articles of the Law on Electricity Concessions (D. Law No. 25,844) and the Law to Ensure Efficient Development of Electricity Generation (Law No.28,832). Through Executive Decree No. 001-2010-EM, D. Leg No. 1041 was regulated, which amends the electricity regulatory framework to dispatch natural gas and the remuneration of power and energy. Concerning the transmission regime, the payment responsibility of the rate base of the Guaranteed Transmission System was finally amended to assign it exclusively to the users.

Law No. 29970 declares the national interest in implementing measures to guarantee the country's energy security through the diversification of energy sources, the reduction of external dependency, and the reliability of the energy supply chain. Law No. 30543, published on March 3, 2017 and regulated by Supreme Decree No. 022-2017-EM published on August 16, 2017, eliminates the energy security guarantee charge (CASE) derived from Law No. 29970.

Through Legislative Decree No. 1,451 the article 122 of the Law on Electricity Concessions was amended, which incorporates provisions for those cases of vertical integration that do not qualify as acts of concentration according to the related regulations.

The Regulations of the Electricity Wholesale Market were approved through Executive Decree No. 026‑2016‑EM and are expected to be effective from January 1, 2018 through Executive Decree No. 033-2017-EM.

Through Executive Decree No. 022-2018-EM (amended by Executive Decree No. 026-2018-EM) the Regulation of Electricity Supply Tenders, approved by Executive Decree No. 052-2007-EM, was amended in order to establish provisions on the procedure for the evaluation of proposals to amend contracts resulting from tenders.

Through Executive Decree No. 237-2019-EFthe National Competitiveness and Productivity Plan was approved, which is intended to promote economic growth that will improve the population’s well-being in the medium term. There are 9 priority objectives, including Environmental Sustainability (OP9), which guidelines (9.1) include the Strategy for Financing Climate Change Measures and (9.4) the Strategy for Renewable Energy, Electromobility and Clean Fuels

Through Executive Resolution No. 006-2019-EM the Multisectoral Commission for the Reform of the Electricity Subsector was created. Its purpose is to perform an analysis of the electricity market, in order to make proposals aimed at the adoption of measures that guarantee the sustainability and development of the Electricity Sub-sector. The commission is effective for 24 months.

Through Resolution OSINERGMIN No.144-2019-OS/CD, the Technical Procedure of COES No. 26 “Calculation of Firm Capacity” was amended. This parameter is used to determine the revenue from capacity of the generators in the COES, as well as the contracting level that they can achieve. Starting from September 2019, the Firm Capacity for RER power plants using wind, solar or tidal technology will be determined considering the energy production in the peak hours of the system.

On January 6, 2021, Law No. 31,112 was published to establish prior control of corporate concentration operations. By publishing this law, which supposes the prior approval of its regulations and other regulatory modifications provided by the law itself, the content of Law No. 26,876 is repealed, with the exception of article 13, which modifies article 122 of Decree Law No. 25,844, the Law on Electricity Concessions (related to restrictions to concentration in the electricity sector), as well as the Emergency Decree No. 013-2019 which established prior control of corporate concentration operations starting March 1, 2021.

Supreme Decree No. 044-2020-PCM of March 15, 2020 and its modifying regulations, declared a National State of Emergency, which has been extended until February 28, 2021, due to the Coronavirus outbreak in the country. During this period, different mandatory social distancing measures were established, along with restrictions to the freedom of assembly and freedom of transit. Likewise, it establishes that the State guarantees access to public services and essential products and services (established in the Supreme Decree).

Through Vice-ministerial Resolution No. 001-2020-MINEM/VME, published on March 19, 2020, it was established that electricity generation, transmission and distribution companies must: (i) activate their security protocols in order to safeguard their employees, contractors or third parties; (ii) prioritize actions to ensure continuity of electricity services, and (iii) present to the OSINERGMIN and MINEM their Contingency Plans to ensure continuity of the service specifying the coordinator in charge.

Through Executive Decree No. 035-2020, published on April 3, 2020, it was established that distribution companies can divide in up to 24 months the receipts issued in March 2020 or which comprise any consumption during the state of national emergency of vulnerable users (those with consumption of up to 100 kWh/month or users from  non-conventional rural electrical systems supplied with autonomous photovoltaic power). The Government recognizes compensatory interest for the mentioned division, which is paid to companies using the resources of the Energy Social Inclusion Fund. In addition, it considers the suspension of meter reading activities and delivery of physical receipts (the delivery of digital receipts is authorized), suspending the obligation to physically attend to users in Customer Service Centers and authorizes billing using an average of consumption.

Through Executive Decree No. 062-2020, issued on May 28, 2020, the range of customers that can access division of their bills was extended to those with consumption that is greater than 100 kWh/month and less than 300 kWh/month. In this case, the standard establishes that the division can be applied to bills from May and those that comprise consumption while the State of Emergency is in force, with the compensatory interest being partly subsidized by the Government (according to the consumption range) and the difference is assumed by the users. Finally, the standard also establishes that non-compliance with the Electricity Service Quality Technical Standard and the Rural Electricity Service Quality Technical Standard will not lead to payment of compensation and sanctions until 60 calendar days subsequent to the end of the State of Emergency.

Through Emergency Decree No. 074-2020, issued on June 27, 2020, the “Electricity Bonus” was created, which is a subsidy that covers consumption pending payments in the period from March to December 2020 and that are not involved in a user complaint process with consumption of up to 125 kWh/month (subject to conditions). Such bonus will cover the debts up to PEN 160, since the resources will be transferred directly to the distribution companies.

The procedure for application of the Electricity Bond was approved through Resolution No. 080-2020-OS/CD issued by the Governing Board of OSINERMGIN, and was issued on July 9, 2020. Such standard establishes the considerations that distribution companies must consider to identify the beneficiaries of the Electricity Bonus and the procedure for its execution.

Urgent Decree No. 105-2020, issued on September 10, 2020, modified Urgent Decree No. 074-2020 including customers with prepayment supply and those associated to collective supply in the “Electricity Bonus.”

Supreme Decree No. 031-2020-EM, published on December 21, 2020, repeals Supreme Decree No. 043-2017-EM, which establishes the provisions for determining the prices of natural gas for electricity generation.

OSINERGMIN Directors’ Council Resolution No. 218-2020-OS/CD, published on December 24, 2020, approves the “Activities-Based Costs Manual, applicable to electricity distribution companies.”

Non-Conventional Renewable Energy

In Peru, a target up to 5% has been set as the non-conventional renewable energy share in the country’s energy system (“ERNC” in its Spanish acronym). It is a nonbinding target and the regulatory agency, OSINERGMIN, holds differential quota tenders by technology and limited prices to help reach the goal.

In 2016, the Fourth Tender of Energy Supply with Renewable Energy Resources (“RER” in its Spanish acronym) was carried out. The tender was awarded to thirteen projects consisting of two biomass plants, two solar plants, three wind plants and six hydroelectrical plants, and will add 430.1 MW to the SEIN.

Tariff Revisions

In Peru, the process for the determination of the distribution rate is carried out every 4 years, and is called "Value Added Distribution Fixation" (“VAD”). Exceptionally, the last process lasted 5 years, since one year was required to implement the last reforms approved in 2015 by Legislative Decree No. 1221.

The process of determining the VAD for Enel Distribución Perú corresponding to the 2018-2022 period took place during 2018. The regulator reviewed the cost studies proposed, made observations and the distribution companies technically supported their proposals. At the end of that tariff process, in general, the company, in general, maintained its annual income received in the 2013-2017 tariff period.

It should be noted that the Peruvian regulation follows the regulatory scheme of an efficient model company, so that in each tariff period the efficient investment costs are established, as well as the standard operation and maintenance costs that will be recognized to each distribution company under the parameters and criteria defined by the OSINERGMIN (regulatory body). As of the tariff period of 2018, the efficient model company is built individually for each distributor with more than 50,000 customers.

ii.Limits on integration and concentration

In general, all of the countries have legislation in effect that defends free competition and, together with specific regulations that apply to the electricity market, defines criteria to avoid certain levels of economic concentration and/or abusive market practices.

In principle, the regulators allow the participation of companies in different activities (e.g. generation, distribution, and commercialization) as long as there is an adequate separation of each activity, for both accounting and company purposes. Nevertheless, most of the restrictions imposed involve the transmission sector mainly due to its nature and to the need to guarantee adequate access to all agents. In Argentina and Colombia, there are specific restrictions if generation or distribution companies want to become majority shareholders in transmission companies.

Regarding concentration in a specific sector, in Argentina, there are no specific limits that affect the vertical or horizontal integration of a company. In Peru, integration is subject to the authorization of the Instituto Nacional de Defensa de la Competencia y Protección de la Propiedad Intelectual (“INDECOPI”), an antitrust authority that is able to establish commercial conduct. In Colombia, no company may have a direct or indirect market share of over    25% in electricity sale activities, although two criteria have been established for generating activity. In May 2019, Law No.1,955 of the National Development indicates that in order to ensure the sustainability of the provision of the service on the Caribbean Coast, the limits on the participation in the commercialization activity may be higher, than the current regulatory limit by possibly as much as 10 additional percentage points.

One of these relates to participation limits depending on market concentration (HHI) and the size of the players according to their Firm Energy, and the other relates to pivotally conditions in the market depending on the availability of resources to meet system demand. In addition, Colombian companies created after the Public Service Law was enacted in 1994, can only engage in activities that complement generation/sales and distribution/sales. Finally, in Brazil, with the changes taking place in the power industry under Law No. 10,848/2004 and Decree No. 5,163/2004, the ANEEL gradually perfected regulations, eliminating concentration limits as no longer compatible with the prevailing regulatory environment. However, regulatory approval is required for consolidations or mergers to take place between players operating within the same business segment.

In July 2019, in Colombia, CREG No. 079 of 2019, the purpose of which is to ensure that the level of contracting between vertically integrated and/or controlled companies does not change until CREG approves its own definitive path with respect to maximum contracting.

iii.Unregulated customers market

In all of the countries where the Group operates, distributing companies can supply their customers under regulated or freely-agreed conditions. The supply limitations imposed on the unregulated market are as follows:

Country	kW threshold
Argentina	>30 kW
Brazil	>2,000 kW or >500 kW (1)
Colombia	>100 kW or 55 MWh/month
Peru	>200 kW (2)

(1): The > 500 kW limit is applied if energy from renewable sources is purchased, which is encouraged by the Government through a toll discount. As of January 1, 2021, the limit of 2,000 KW decreases to 1,500 KW.

(2): D.S. 018-2016-EM established that:

•	The demand of customers that can opt between the regulated and free market (those with demand from 200 to 2,500 kW) is measured at each point of supply.
•	Regulated customers whose demand exceeds 2,500 kW, will remain regulated for 1 year.
•	Customers whose demand at each point of supply is greater than 2,500 kW are necessarily free customers.